5. SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segment Information Tables
Schedule of net sales for each operating segment

The net sales for each reportable operating segment are presented below:

		Restated
Net sales	12.31.17	12.31.16	12.31.15
Brazil
In-natura	3,489.9	3,109.0	2,997.9
Poultry	2,697.5	2,410.3	2,265.0
Pork and other	792.4	698.7	732.9
Processed	11,681.6	11,600.8	12,206.5
Other sales	17.1	98.3	51.1
	15,188.6	14,808.1	15,255.5

One Foods
In-natura	5,591.6	5,584.2	5,922.2
Poultry	5,557.2	5,542.1	5,886.8
Other	34.4	42.1	35.3
Processed	909.7	642.3	436.2
Other sales	195.5	-	-
	6,696.8	6,226.5	6,358.3

International
In-natura	5,531.7	6,547.6	5,738.2
Poultry	4,255.4	5,063.5	4,378.7
Pork and other	1,276.3	1,484.1	1,359.5
Processed	2,728.2	2,867.4	2,175.4
Other sales	237.2	221.4	1.5
	8,497.1	9,636.4	7,915.1

Southern Cone
In-natura	395.2	383.0	564.9
Poultry	195.8	230.2	290.3
Pork and other	199.4	152.8	274.6
Processed	1,408.8	1,348.0	1,271.1
Other sales	57.6	33.8	49.8
	1,861.6	1,764.8	1,885.8

Other segments
Ingredients	269.2	-	-
Other sales	956.1	1,297.1	782.0
	1,225.3	1,297.1	782.0
	33,469.4	33,732.9	32,196.6

		Restated
	12.31.17	12.31.16	12.31.15
Brazil	1,019.1	1,028.5	1,547.4
One Foods	8.3	348.6	1,148.0
International	345.6	525.6	1,426.3
Southern Cone	(80.6)	30.9	88.7
Other segments	54.7	21.3	31.1
Ingredients	52.1	-	-
Other sales	2.6	21.3	31.1
Sub total	1,347.1	1,954.8	4,241.5
Corporate	(610.9)	(139.6)	(13.1)
	736.2	1,815.2	4,228.4

Schedule of operating income for each operating segment

The goodwill and intangible assets with indefinite useful life (trademarks) arising from business combinations were allocated to the reportable operating segments, considering the generated economic benefits by such intangible assets, as presented below:

	Goodwill		Trademarks		Total
		Restated		Restated		Restated
	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16
Brazil	1,151.5	1,151.5	982.5	982.5	2,134.0	2,134.0
One Foods	1,388.1	1,225.0	389.2	170.4	1,777.3	1,395.4
International	1,345.4	1,247.0	24.5	24.7	1,369.9	1,271.7
Southern Cone	307.2	720.0	253.7	135.6	560.9	855.6
	4,192.2	4,343.5	1,649.9	1,313.2	5,842.1	5,656.7